Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data
Selected Quarterly Financial Data
The unaudited quarterly financial data for the fiscal years ended December 31, 2014 and December 28, 2013 are presented below. All quarters included below were comprised of 13 weeks except for the fourth quarter ended December 31, 2014 which contained 14 weeks. The additional week was a result of a change in the Company's fiscal year-end to a calendar year ending on December 31 from a 52 week period ending on the Saturday closest to each December 31. Refer to Note 2, "Basis of Presentation" for further information on the change in the Company's fiscal year-end.

Quarterly data for fiscal 2014:
In thousands	Fourth Quarter Ended December 31, 2014	Third Quarter Ended September 27, 2014	Second Quarter Ended June 28, 2014	First Quarter Ended March 29, 2014
Operating Data:
Net sales	$499,419	$498,013	$439,898	$422,584
Gross profit	91,965	80,492	86,586	74,465
Net income (loss)	(30,652)	(57,151)	(21,941)	(9,496)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(30,925)	(55,228)	(19,664)	(9,480)

Quarterly data for fiscal 2013:
In thousands	Fourth Quarter Ended December 28, 2013	Third Quarter Ended September 28, 2013	Second Quarter Ended June 29, 2013	First Quarter Ended March 30, 2013
Operating Data:
Net sales	$347,263	$288,979	$291,538	$287,082
Gross profit	51,600	48,200	50,390	45,866
Net income (loss)	(2,567)	(8,267)	(7,906)	(6,227)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(2,533)	(8,267)	(7,906)	(6,227)